Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Year Ended
	December 31,
	2016	2015	2014
Net income (loss) available to common stockholders	$48,852	$13,863	$(25,825)

Weighted average outstanding shares of common stock	85,053,890	77,216,133	65,253,954
Dilutive effect of stock-based awards	3,524,302	425,255	—
Adjusted weighted average outstanding and assumed conversions for diluted EPS	88,578,192	77,641,388	65,253,954

Earnings (loss) per share from continuing operations:
Basic	$0.57	$0.17	$(0.40)
Diluted	0.55	0.17	(0.40)

Earnings per share from discontinued operations:
Basic	$—	$0.01	$—
Diluted	—	0.01	—

Total earnings (loss) per share:
Basic	$0.57	$0.18	$(0.40)
Diluted	0.55	0.18	(0.40)

Schedule of antidilutive securities excluded from earnings per share

	Years Ended
	December 31,
	2016	2015	2014

Employee stock-based awards	341,054	2,035,332	2,536,960